Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 7: Fair Value of Financial Instruments

These condensed consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued expenses, capital leases, notes payable, debt and warrant liability. At March 31, 2013 and December 31, 2012, the carrying amount of the Company's cash and cash equivalents and trade receivables, approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligation approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. To measure fair value, the Company uses a three-tier valuation hierarchy based upon observable and non-observable inputs:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Significant other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

●	Quoted prices for similar assets or liabilities in active markets;

●	Quoted prices for identical or similar assets in non-active markets;

●	Inputs other than quoted prices that are observable for the asset or liability; and

●	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Significant unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management's estimates of market participant assumptions.

Our common stock warrants are listed for trading on the OTC market. As of March 31, 2013 and December 31, 2012, we had approximately $37 million and $95 million, respectively, in an accrued liability classified as a Level 1 security, related to warrants to purchase common stock. Warrant expense related to the change in fair value of the warrant liability was $52 million and $0 for the three months ended March 31, 2013 and 2012.

Note 8: Fair Value of Financial Instruments:

These consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued expenses, capital leases, notes payable, debt and warrant liability. At December 31, 2012 and December 31, 2011, the carrying amount of the Company's cash and cash equivalents, trade receivables, accounts payable and accrued expenses, approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligation approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities. As of December 31, 2012 common stock warrants, which are classified as liabilities, are recorded at their fair market value.

The measurement of fair value requires the use of techniques based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The inputs create the following fair value hierarchy:

•	Level 1 - Quoted prices for identical instruments in active markets.
•	Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations where inputs are observable or where significant value drivers are observable.
•	Level 3 - Instruments where significant value drivers are unobservable to third parties.

Our common stock warrants are listed for trading on the OTC market. As of December 31, 2012, and 2011, we had approximately $95 million, $0, respectively, in an accrued liability classified as a Level 1 security, related to warrants to purchase common stock. Warrant expense related to the change in fair value of the warrant liability was $82 million for the year ended December 31, 2012.